Cost of sales (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Expense by nature
Net impairment/(reversal of impairment) of property, plant and equipment and prepaid land rent	$ 935	$ (3,514)	$ 5,081	$ (1,331)
Indirect tax receivable			200
Cost of sales
Expense by nature
Tower repairs and maintenance	29,534	21,460	57,398	43,257
Power generation	98,642	104,698	213,932	192,254
Short term rental	2,007	6,368	5,590	10,216
Vehicle maintenance and repairs	498	577	1,061	1,034
Site regulatory permits	10,237	7,009	21,197	18,041
Security services	11,308	9,946	24,106	19,338
Insurance	1,247	1,229	2,554	2,397
Staff costs	8,355	7,927	18,145	15,210
Travel costs	2,734	833	6,214	1,241
Professional fees	660	620	1,201	1,903
Depreciation	100,319	100,712	203,973	195,959
Amortization	11,709	11,302	22,963	18,949
Net impairment/(reversal of impairment) of property, plant and equipment and prepaid land rent	935	(3,514)	5,081	(1,331)
Other	(92)	1,444	1,366	2,732
Total	$ 278,093	$ 270,611	$ 584,781	$ 521,200